Long-term Debt (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Short-Term Debt [Line Items]
Long-term debt, weighted average interest rate, at point in time	8.11%	8.17%
Long Term Debt and Promissory Note [Member]
Short-Term Debt [Line Items]
Interest expense on long-term debt and promissory note	$ 2,935	$ 2,661